Average Annual Total Returns	12 Months Ended	32 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
FTSE Nareit All Equity REITs Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.27%	7.01%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	22.51%
Beta Advantage® Research Enhanced REIT Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(2.12%)	5.82%
Columbia Research Enhanced Real Estate ETF
Prospectus [Line Items]
Average Annual Return, Percent	(2.45%)	5.43%
Performance Inception Date		Apr. 26, 2023
Columbia Research Enhanced Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.98%)	3.79%
Performance Inception Date		Apr. 26, 2023
Columbia Research Enhanced Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.89%)	3.72%
Performance Inception Date		Apr. 26, 2023